Research and Development Expenses	12 Months Ended
Dec. 31, 2022
Disclosure Of Research And Development Expense Text Block Abstract
Research and development expenses

Note 11 — Research and development expenses

	For the year ended December 31,
	2022	2021	2020
	U.S. dollars in thousands
Subcontractors and consultants	$3,612	$628	$452
Share-based compensation	1,592	1,969	1,804
Salaries and social benefits (*)	1,212	447	227
Others	-	38	12
	$6,416	$3,082	$2,495